Cover	Jun. 09, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 09, 2023
Entity Registrant Name	F45 Training Holdings Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40590
Entity Tax Identification Number	84-2529722
Entity Address, Address Line One	3601 South Congress Avenue
Entity Address, Address Line Two	Building E
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78704
City Area Code	737
Local Phone Number	787-1955
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.00005 per share
Trading Symbol	FXLV
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001788717
Amendment Flag	false